Share-based payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 5.7	$ 5.5	$ 4.4
Fair value of non-vested stock awards	$ 101.74	$ 96.60
Estimated compensation cost for next year	$ 3.7	$ 6.1
Weighted average remaining contractual life	2 years 9 months 18 days	2 years 7 months 6 days
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation cost for next year	$ 2.6